Pioneer Exploration Inc.

2700 Newport Boulevard, Suite 190

Newport Beach, California

92663

VIA EDGAR

May 9, 2012

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC

20549-4631

Attention: Ronald E. Alper

Dear Mr. Alper:

Re:	Pioneer Exploration Inc. (the “Company”)
Form 8-K/A
Filed: April 11, 2012
Form 10-Q for the Period Ended February 29, 2012
Filed April 17, 2012

File No. 000-53784

Further to your comment letter dated April 26, 2012, enclosed for filing are copies each of the following documents:

1.                Form 8-K/A – 4th Amendment (in triplicate);

2.                redlined Form 8-K/A (in triplicate);

3.                this comment letter (in duplicate).

The following are the responses to those comments. For convenience, the number of each response refers to the number of the comment in your letter.

General

1. We have included Item 4.01 to our 8-K to reflect the change in our certifying accountant. See “Item 4.01 Changes in Registrant’s Certifying Accountant” of both the Form 8-K/A and the EDGAR file.

2. All references to Thermoforte have been removed from the disclosure. See “Item 5. Directors and Executive Officers, Promoters and Control Persons” beginning on page 8 of both the Form 8-K/A and the EDGAR file.

Item 14 Changes in and Disagreements with Accountants, page 19

3. We have enclosed a letter from our previous accountant Parmelee Poirier & Associates, LLP stating that they agree with the statements in the Form 8-K/A regarding their dismissal. See “Exhibit 16.1”of both the Form 8-K/A and the EDGAR file.

Item 4.02 Non Reliance on Previously Issued Financial Statements, page 20

4. The heading of this section has been revised to clarify that the disclosure is being provided under paragraph (a) and the narrative has been changed to reflect the specific paragraph. See “Item 14” of both the Form 8-K/A and the EDGAR file.

Item 9.01 Financial Statements and Exhibits

(a) Financial Statements of Business Acquired

5. We have included in our filing the historical financial statements of the acquired business IBA Green. See “Item 9.01” of both the Form 8-K/A and the EDGAR file

6. The financial statements of IBA Green have been restated and the required disclosures of FASB ASC 250 related to the restatement have been included. See “Item 9.01” of both the Form 8-K/A and the EDGAR file

(b) Proforma Financial Information

7. We have included pro forma financial information related to our acquisition of IBA Green. See “Exhibit 99.2” of both the Form 8-K/A and the EDGAR file

Signatures

8. We have used the correct format for the chief executive officer`s signature in the form. See “Signature line” of both the Form 8-K/A and the EDGAR file

Form 10-Q for the Quarterly Period Ended February 29, 2012

Financial Statements

Balance Sheet, page F-1

9. The reference on the Balance Sheet to Note 3 is supposed to refer to what is now the second Note 1 titled “Acquisition of IBA Green Inc.”. We will ensure that the referencing is corrected on future filings.

8K/A relined copy was unable to be EDGARized by the filing company. The content would transfer into HTML format, however, the lines and edits would not.

I trust the above to be satisfactory. If you have any questions or request anything further please give me a call.

Sincerely,

PIONEER EXPLOPATION INC.

Per: /s/Angelo Scola

Angelo Scola

Chief Executive Officer